Income Taxes - Schedule of reconciliation of the beginning and ending balances of unrecognized tax benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Gross increases/(decreases) - tax positions for current period	$ 875
Gross increases/(decreases) - tax position in prior periods	1,044
Uncertain tax benefit balance as of 12/31/2020	$ 1,919